S000032446 [Member] Investment Objectives and Goals - Nuveen Floating Rate Income Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Floating Rate Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The principal investment objective of the Fund is to seek a high level of current income
Objective, Secondary [Text Block]	and the secondary investment objective of the Fund is to seek capital appreciation.